Accrued Expenses and Other Current Liabilities (Details) ¥ in Millions	Oct. 31, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Accrued Expenses And Other Current Liabilities [Line items]
Advanced equity purchase consideration and related expenses | $		$ 1,006,659				$ 1,389,580
Zhejiang Yongyi [Member]
Accrued Expenses And Other Current Liabilities [Line items]
Percentage of equity interest	9.00%
Cash consideration | ¥	¥ 16.2
Shanghai Kuanyu Digital Technology Co., Ltd [Member]
Accrued Expenses And Other Current Liabilities [Line items]
Advanced equity purchase consideration and related expenses		$ 1,605,338	¥ 11.5			$ 1,376,046	¥ 10.0
Puyang Hongbo [Member]
Accrued Expenses And Other Current Liabilities [Line items]
Convertible debt				$ 2,700,000	¥ 19.6